Transfers of financial assets and variable interest entities (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	SFr 40,625	SFr 41,216
Total assets of SPE	56,118	53,354
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	54,164	49,884
Total assets of SPE	55,833	50,017
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	21,653	26,176
Total assets of SPE	22,787	26,176
Bank | CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	40,625	41,216
Total assets of SPE	56,118	53,354
Bank | RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	54,164	49,884
Total assets of SPE	55,833	50,017
Bank | Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	21,653	26,176
Total assets of SPE	SFr 22,787	SFr 26,176